Discontinued Operations	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

18.	Discontinued Operations.

On May 21, 2018, the Company completed the disposition of 40 industrial warehouse properties and three additional land parcels to an affiliate of Blackstone Real Estate Partners VIII, L.P. for $347.2 million. One warehouse property valued at $11.7 million was excluded from the sale due to the tenant exercising its right of first refusal to purchase the property. On June 28, 2019, the Company completed the sale of the excluded property to the same buyer for $11.7 million. These properties comprised substantially all the assets of our Asset Management segment and have been reclassified as discontinued operations for all periods presented. The results of operations associated with discontinued operations for the years ended December 31, 2019, 2018 and 2017 were as follows (in thousands):

	Years Ended December 31,
	2019	2018	2017

Lease Revenues	$460	12,098	27,589

Cost of operations:
Depreciation, depletion and amortization	17	3,161	7,598
Operating expenses	248	1,742	3,485
Property taxes	41	1,286	3,008
Management company indirect	—	1,360	734
Corporate expenses	—	1,462	200
Total cost of operations	306	9,011	15,025

Total operating profit	154	3,087	12,564

Interest expense	—	(587)	(1,582)
Gain on sale of buildings	9,244	164,915	—

Income before income taxes	9,398	167,415	10,982
Provision for (benefit from) income taxes	2,542	45,286	(21)

Income from discontinued operations	$6,856	122,129	11,003

The components of the balance sheet are as follows (in thousands):

	December 31	December 31
Assets:	2018	2017
Real estate investments at cost:
Land	$546	40,465
Buildings and improvements	3,315	186,657
Projects under construction	—	6,617
Total investments in properties	3,861	233,739
Less accumulated depreciation and depletion	2,374	68,049
Net investments in properties	1,487	165,690

Accounts receivable, net	910	405
Unrealized rents	473	4,088
Deferred costs	354	6,509
Other assets	—	2
Assets of discontinued operations	$3,224	176,694

Liabilities:
Secured notes payable, current portion	$—	23,825
Secured notes payable, less current portion	—	4,338
Accounts payable and accrued liabilities	205	2,289
Deferred revenue	45	967
Tenant security deposits	38	861
Liabilities of discontinued operations	$288	32,280